Intangible Assets - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Amortizing:
Balance at beginning	$ 1,803,199		$ 1,985,595
Additions	11,345	[1]	18,623
Disposals	(6,628)		(7)
Amortization	(84,765)		(83,897)
Exchange rate variation	125,761		10,134
Balance at ending	1,848,912		1,930,448
Amortizing [Member] | Trademarks [Member]
Amortizing:
Balance at beginning	293,519		341,183
Additions	835	[1]	682
Disposals
Amortization	(21,065)		(22,056)
Exchange rate variation	29,345		653
Balance at ending	302,634		320,462
Amortizing [Member] | Software [Member]
Amortizing:
Balance at beginning	30,611		24,941
Additions	5,546	[1]	17,210
Disposals	(1,422)		(7)
Amortization	(5,148)		(4,635)
Exchange rate variation	4,664		(3,151)
Balance at ending	34,251		34,358
Amortizing [Member] | Customer Relationship [Member]
Amortizing:
Balance at beginning	408,149		486,166
Additions	2,126
Disposals	(735)
Amortization	(50,763)		(54,213)
Exchange rate variation	15,396		6,590
Balance at ending	374,173		438,543
Amortizing [Member] | Supplier contracts [Member]
Amortizing:
Balance at beginning	20,548		28,077
Additions		[1]
Disposals
Amortization	(2,732)		(2,815)
Exchange rate variation	2,091		(1,999)
Balance at ending	19,907		23,263
Amortizing [Member] | Others [Member]
Amortizing:
Balance at beginning	13,975		1,044
Additions	2,268	[1]	33
Disposals	(4,471)
Amortization	(5,057)		(178)
Exchange rate variation	1,759		(53)
Balance at ending	8,474		846
Non-amortizing [Member] | Trademarks [Member]
Amortizing:
Balance at beginning	1,025,095		1,092,793
Additions	570	[1]	484
Disposals
Amortization
Exchange rate variation	72,337		8,042
Balance at ending	1,098,002		1,101,319
Non-amortizing [Member] | Water rights [Member]
Amortizing:
Balance at beginning	11,302		11,391
Additions		[1]	214
Disposals
Amortization
Exchange rate variation	169		52
Balance at ending	$ 11,471		$ 11,657

[1]	Of the total amount of additions, US$2,205 refers to the acquisition of JBS Terminais Ltda.